Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item Customers	Dec. 31, 2014 USD ($)
Provision for doubtful accounts | $	$ 20	$ 20
Number of major customers | Customers	3
Percentage of revenue contributed by major customers	35.00%
Impairment of intangible assets | $
Number of operating segments | item	1
Number of reporting units | item	1
Maximum [Member]
Estimated useful life	3 years